Stockholders’ deficit (Details Narrative)				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2022 USD ($) shares	Aug. 05, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) Integer shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 28, 2021 $ / shares shares	Jul. 27, 2021 $ / shares shares
Class of Stock [Line Items]
Value of shares issued | $						$ 2,500
Value of shares issued | $				$ 249,991	$ 249,991	300,000
Stock issued | $						$ 1,000,000
Preferred stock, shares authorized						5,000,000		5,000,000	10,000
Common stock, shares authorized				500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	100,000,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 1.00
Common stock, shares issued				45,625,000	45,625,000	45,000,000	43,107,680
Common stock, shares outstanding				45,625,000	45,625,000	45,000,000	43,107,680
Preferred stock, shares issued				900,000	900,000	900,000	1
Preferred stock, shares outstanding				900,000	900,000	900,000	1
HyFi Tokens [Member]
Class of Stock [Line Items]
Proceeds from acquisition | $			$ 300,000
NFTs received from acquisition | Integer			400,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000	10,000	10,000	10,000
Preferred stock, par value | $ / shares				$ 1.00	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares issued				0	0	0	1
Preferred stock, shares outstanding				0	0	0	1
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued | $			$ 900,000
Preferred stock, shares authorized			900,000	5,000,000	5,000,000	5,000,000	5,000,000
Conversion of stock, description			Subject to the other terms and conditions in the certificate of designation, a Series C preferred stock holder will have the right from time to time and at any time following the date that is one year after the date on the signature page of the certificate of designations to convert each outstanding share of Series C preferred stock into 450 shares of Company common stock. Based on the number of shares of common stock issued and outstanding as of November 30, 2021, if all of the 900,000 shares of Series C preferred stock are issued and subsequently converted, the holders of the converted stock will hold 90% of the issued and outstanding shares of common stock.
Conversion of stock shares issued			900,000
Number of preferred stock voting rights			Except as otherwise set forth in the certificate of designation, each share of Series C preferred stock will, on any matter submitted to the holders of Company common stock, or any class thereof, for a vote, vote together with the common stock, or any class thereof, as applicable, as one class on such matter, and each share of Series C preferred stock will have 450 votes.
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				900,000	900,000	900,000	0
Preferred stock, shares outstanding				900,000	900,000	900,000	0
Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	625,000
Purchase price | $	$ 250,000
China Energy Partners LLC [Member] | Redemption Agreement [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Debt instrument, principal value | $			$ 1,000,000
Debt instrument, interest rate			6.00%
Consultant [Member]
Class of Stock [Line Items]
Number of shares issued		50,000
Value of shares issued | $		$ 2,500
Issue price per share | $ / shares		$ 0.05
Baruch Halpern [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares		$ 0.05
Number of shares issued		750,000
Value of shares issued | $		$ 37,500
Robert Kohn [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares		$ 0.05
Number of shares issued		546,160
Value of shares issued | $		$ 27,307
Bonnie Nelson [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares		$ 0.05
Number of shares issued		546,160
Value of shares issued | $		$ 27,307